Shareholder Report, Average Annual Return (Details)		12 Months Ended	44 Months Ended	60 Months Ended	82 Months Ended	98 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Schwab U.S. Large-Cap Growth Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab U.S. Large-Cap Growth Index Fund
Average Annual Return, Percent	[1]	43.77%		18.95%	17.08%
Schwab U.S. Large-Cap Value Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab U.S. Large-Cap Value Index Fund
Average Annual Return, Percent	[1]	30.97%		10.08%	8.71%
Schwab International Opportunities Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab International Opportunities Fund
Average Annual Return, Percent	[2],[3],[4]	20.75%		4.09%			4.49%
Schwab U.S. Mid-Cap Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab U.S. Mid-Cap Index Fund
Average Annual Return, Percent	[1]	35.35%		10.91%	9.68%
Schwab Core Equity Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Core Equity Fund
Average Annual Return, Percent	[2]	36.17%		13.20%			10.97%
Schwab Fundamental U.S. Large Company Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Fundamental U.S. Large Company Index Fund
Average Annual Return, Percent	[1]	32.39%		14.39%			11.49%
Schwab Dividend Equity Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Dividend Equity Fund
Average Annual Return, Percent	[2],[4]	31.34%		8.88%			7.24%
Schwab Fundamental U.S. Small Company Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Fundamental U.S. Small Company Index Fund
Average Annual Return, Percent	[1]	30.22%		10.42%			8.79%
Schwab Large-Cap Growth Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Large-Cap Growth Fund
Average Annual Return, Percent	[2]	40.05%		17.23%			13.59%
Schwab Small-Cap Equity Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Small-Cap Equity Fund
Average Annual Return, Percent	[2]	32.12%		10.30%			8.10%
Schwab Health Care Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Health Care Fund
Average Annual Return, Percent	[2],[4]	17.63%		9.11%			8.20%
Schwab International Core Equity Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab International Core Equity Fund
Average Annual Return, Percent	[2],[4]	26.12%		6.59%			4.93%
Schwab Balanced Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Balanced Fund
Average Annual Return, Percent	[2]	24.80%		7.74%			7.23%
Schwab S&P 500 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab S&P 500 Index Fund
Average Annual Return, Percent	[1]	37.95%		15.24%			12.95%
Schwab Small-Cap Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Small-Cap Index Fund
Average Annual Return, Percent	[1]	34.14%		8.57%			7.99%
Schwab Total Stock Market Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Total Stock Market Index Fund
Average Annual Return, Percent	[1]	37.98%		14.48%			12.33%
Schwab International Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab International Index Fund
Average Annual Return, Percent	[1],[4]	22.21%		6.32%			5.24%
Schwab Fundamental International Equity Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Fundamental International Equity Index Fund
Average Annual Return, Percent	[1],[4]	19.74%		7.76%			5.62%
Schwab Fundamental International Small Equity Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Fundamental International Small Equity Index Fund
Average Annual Return, Percent	[1],[4]	20.31%		4.88%			5.34%
Schwab Fundamental Emerging Markets Equity Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Fundamental Emerging Markets Equity Index Fund
Average Annual Return, Percent	[1],[4]	29.16%		5.76%			4.99%
Schwab MarketTrack All Equity Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab MarketTrack All Equity Portfolio
Average Annual Return, Percent	[2]	31.32%		10.70%			9.02%
Schwab MarketTrack Growth Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab MarketTrack Growth Portfolio
Average Annual Return, Percent	[2]	27.11%		8.95%			7.82%
Schwab MarketTrack Balanced Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab MarketTrack Balanced Portfolio
Average Annual Return, Percent	[2]	22.60%		6.72%			6.23%
Schwab MarketTrack Conservative Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab MarketTrack Conservative Portfolio
Average Annual Return, Percent	[2]	18.11%		4.29%			4.48%
Schwab Target 2010 Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2010 Fund
Average Annual Return, Percent	[2]	17.77%		4.55%			4.60%
Schwab Target 2015 Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2015 Fund
Average Annual Return, Percent	[2]	18.62%		4.85%			4.80%
Schwab Target 2020 Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2020 Fund
Average Annual Return, Percent	[2]	19.39%		5.08%			5.17%
Schwab Target 2025 Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2025 Fund
Average Annual Return, Percent	[2]	20.57%		6.00%			5.90%
Schwab Target 2030 Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2030 Fund
Average Annual Return, Percent	[2]	23.59%		7.14%			6.64%
Schwab Target 2035 Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2035 Fund
Average Annual Return, Percent	[2]	25.75%		7.93%			7.17%
Schwab Target 2040 Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2040 Fund
Average Annual Return, Percent	[2]	27.49%		8.59%			7.60%
Schwab Target 2045 Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2045 Fund
Average Annual Return, Percent	[2]	28.81%		9.10%			7.92%
Schwab Target 2050 Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2050 Fund
Average Annual Return, Percent	[2]	29.76%		9.46%			8.14%
Schwab Target 2055 Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2055 Fund
Average Annual Return, Percent	[2]	30.16%		9.57%			8.22%
Schwab Target 2060 Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2060 Fund
Average Annual Return, Percent	[2]	30.55%		9.73%		9.54%
Schwab Target 2065 Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Target 2065 Fund
Average Annual Return, Percent	[2]	30.80%	6.50%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	Russell 1000® Index
Average Annual Return, Percent		38.07%		15.00%			12.75%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6],[7],[8],[9],[10],[11],[12],[13],[14]	S&P 500® Index
Average Annual Return, Percent		38.02%		15.27%	13.54%		13.00%
MSCI EAFE® Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[15],[16],[17]	MSCI EAFE® Index (Net)
Average Annual Return, Percent	[17]	22.97%		6.24%			5.27%
MSCI Emerging Markets Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[17],[18]	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	[17]	25.32%		3.93%			3.43%
Dow Jones U.S. Total Stock Market Index SM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Total Stock Market IndexSM
Average Annual Return, Percent		37.99%	11.23%	14.51%		13.84%	12.36%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		10.55%	(1.42%)	(0.23%)		0.96%	1.49%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		43.77%		19.00%	17.13%		16.18%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent		30.98%		10.14%	8.77%		8.87%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Index
Average Annual Return, Percent		35.39%		10.94%	9.72%
RAFI Fundamental High Liquidity US Large Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[19]	RAFI Fundamental High Liquidity US Large Index
Russell RAFITM US Large Company Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell RAFITM US Large Company Index
Average Annual Return, Percent		32.72%		14.66%			11.77%
Fundamental US Large Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental US Large Spliced Index
Average Annual Return, Percent		32.65%		14.64%			11.76%
Dividend Equity Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dividend Equity Spliced Index
Average Annual Return, Percent		30.98%		10.14%			9.05%
RAFI Fundamental High Liquidity US Small Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[20]	RAFI Fundamental High Liquidity US Small Index
Russell RAFITM US Small Company Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell RAFITM US Small Company Index
Average Annual Return, Percent		30.43%		10.59%			9.00%
Fundamental US Small Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental US Small Spliced Index
Average Annual Return, Percent		30.33%		10.58%			9.00%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent		34.07%		8.50%			7.94%
Dow Jones Global Health Care Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Global Health Care Index
Average Annual Return, Percent		20.01%		8.51%			8.05%
Balanced Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Balanced Blended Index
Average Annual Return, Percent		24.61%		8.39%			7.95%
Fundamental Developed ex US Large Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Developed ex US Large Spliced Index
Average Annual Return, Percent		20.81%		7.92%			5.85%
RAFI Fundamental High Liquidity Developed ex US Large Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[17],[21]	RAFI Fundamental High Liquidity Developed ex US Large Index (Net)
Russell RAFI Developed ex US Large Company Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[17]	Russell RAFITM Developed ex US Large Company Index (Net)
Average Annual Return, Percent	[17]	20.88%		7.94%			5.86%
RAFI Fundamental High Liquidity Developed ex US Small Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[17],[22]	RAFI Fundamental High Liquidity Developed ex US Small Index (Net)
Russell RAFI Developed ex US Small Company Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[17]	Russell RAFITM Developed ex US Small Company Index (Net)
Average Annual Return, Percent	[17]	21.41%		5.18%			5.77%
Fundamental Developed ex US Small Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Developed ex US Small Spliced Index
Average Annual Return, Percent		21.55%		5.21%			5.78%
S&P Developed ex-U.S. Small Cap Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[17]	S&P Developed ex-U.S. Small Cap Index (Net)
Average Annual Return, Percent	[17]	21.60%		4.02%			5.08%
RAFI Fundamental High Liquidity Emerging Markets Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[17],[23]	RAFI Fundamental High Liquidity Emerging Markets Index (Net)
Russell RAFITM Emerging Markets Large Company Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[17]	Russell RAFITM Emerging Markets Large Company Index (Net)
Average Annual Return, Percent	[17]	31.28%		6.39%			5.65%
Fundamental Emerging Markets Spliced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamental Emerging Markets Spliced Index
Average Annual Return, Percent		31.40%		6.41%			5.66%
All Equity Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		All Equity Composite Index
Average Annual Return, Percent		32.23%		11.20%			9.60%
Growth Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Growth Composite Index
Average Annual Return, Percent		27.91%		9.46%			8.37%
Balanced Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Balanced Composite Index
Average Annual Return, Percent		23.33%		7.20%			6.78%
Conservative Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Conservative Composite Index
Average Annual Return, Percent		18.86%		4.81%			5.08%
Target 2010 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2010 Composite Index
Average Annual Return, Percent		17.75%		4.59%			4.83%
Target 2015 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2015 Composite Index
Average Annual Return, Percent		18.66%		4.94%			5.08%
Target 2020 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2020 Composite Index
Average Annual Return, Percent		19.26%		5.18%			5.49%
Target 2025 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2025 Composite Index
Average Annual Return, Percent		20.56%		6.16%			6.31%
Target 2030 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2030 Composite Index
Average Annual Return, Percent		23.65%		7.34%			7.12%
Target 2035 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2035 Composite Index
Average Annual Return, Percent		25.92%		8.19%			7.72%
Target 2040 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2040 Composite Index
Average Annual Return, Percent		27.73%		8.87%			8.21%
Target 2045 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2045 Composite Index
Average Annual Return, Percent		29.22%		9.44%			8.59%
Target 2050 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2050 Composite Index
Average Annual Return, Percent		30.19%		9.77%			8.80%
Target 2055 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2055 Composite Index
Average Annual Return, Percent		30.73%		9.97%			8.95%
Target 2060 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2060 Composite Index
Average Annual Return, Percent		31.16%		10.16%		10.18%
Target 2065 Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Target 2065 Composite Index
Average Annual Return, Percent		31.46%	7.51%

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[3]	The fund commenced operations on October 16, 1996 which became the Schwab International Opportunities Fund Investor Shares. The Investor Shares were consolidated into Select Shares on February 26, 2019. The performance presented is that of the former Select Shares which commenced operations on April 2, 2004.
[4]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
[5]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ US Large Company Index to the Russell 1000® Index. The Russell 1000® Index provides a broad measure of market performance. The fund does not seek to track the regulatory index.
[6]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones Global Health Care Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The Dow Jones Global Health Care Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
[7]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000® Growth Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The Russell 1000® Growth Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
[8]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000® Growth Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000® Growth Index. The fund does not seek to track the regulatory index.
[9]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000® Value Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The Russell 1000® Value Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
[10]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 1000® Value Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000® Value Index. The fund does not seek to track the regulatory index.
[11]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 2000® Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The Russell 2000® Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
[12]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 2000® Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 2000® Index. The fund does not seek to track the regulatory index.
[13]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell Midcap® Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell Midcap® Index. The fund does not seek to track the regulatory index.
[14]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ US Small Company Index to the S&P 500® Index. The S&P 500® Index provides a broad measure of market performance. The fund does not seek to track the regulatory index.
[15]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ Developed ex US Large Company Index (Net) to the MSCI EAFE® Index (Net). The MSCI EAFE® Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
[16]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ Developed ex US Small Company Index (Net) to the MSCI EAFE® Index (Net). The MSCI EAFE® Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
[17]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[18]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ Emerging Markets Large Company Index (Net) to the MSCI Emerging Markets Index (Net). The MSCI Emerging Markets Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
[19]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI US Large Company Index to the RAFI Fundamental High Liquidity US Large Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity US Large Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
[20]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI US Small Company Index to the RAFI Fundamental High Liquidity US Small Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity US Small Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
[21]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Developed ex US Large Company Index (Net) to the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.
[22]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Developed ex US Small Company Index (Net) to the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.
[23]	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Emerging Markets Large Company Index (Net) to the RAFI Fundamental High Liquidity Emerging Markets Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Emerging Markets Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.